UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-07083

Name of Fund:  BlackRock MuniYield Arizona Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer (principal executive officer), BlackRock MuniYield Arizona Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments


BlackRock MuniYield Arizona Fund, Inc.

Schedule of Investments as of July 31, 2007 (Unaudited)                                                            (in Thousands)

                           Face
                         Amount    Municipal Bonds                                                                       Value
Arizona - 133.0%       $  1,000    Arizona Educational Loan Marketing Corporation, Educational Loan Revenue
                                   Refunding Bonds, AMT, Junior Sub-Series, 6.30% due 12/01/2008                      $     1,004

                          1,435    Arizona Health Facilities Authority Revenue Bonds (Catholic Healthcare West),
                                   Series A, 6.625% due 7/01/2010 (h)                                                       1,555

                          3,285    Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds,
                                   AMT, Junior Subordinated Series B-1, 6.15% due 5/01/2029                                 3,455

                          1,000    Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds,
                                   AMT, Senior-Series A-1, 5.90% due 5/01/2024                                              1,049

                          1,000    Arizona Tourism and Sports Authority, Tax Revenue Bonds (Baseball Training
                                   Facilities Project), 5% due 7/01/2016                                                    1,018

                          1,500    Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, Senior Series A,
                                   5% due 7/01/2036 (c)                                                                     1,549

                          1,500    Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, Sub-Series B,
                                   5% due 7/01/2036 (c)                                                                     1,549

                          1,000    Flagstaff, Arizona, Aspen Place at the Sawmill Improvement District, Special
                                   Assessment Improvement Bonds, 5% due 1/01/2032                                           1,000

                          1,000    Gila County, Arizona, Unified School District Number 10 (Payson), GO (School
                                   Improvement Project of 2006), Series A, 1% due 7/01/2027 (a)(n)                            979

                          1,000    Gilbert, Arizona, Water Resource Municipal Property Corporation, Water System
                                   Development Fee and Utility Revenue Bonds, Subordinated Lien, 5% due 10/01/2029 (g)      1,043

                            750    Gladden Farms Community Facilities District, Arizona, GO, 5.50% due 7/15/2031              761

                          2,500    Glendale, Arizona, IDA, Revenue Refunding Bonds (Midwestern University), 5%
                                   due 5/15/2031                                                                            2,544

                          3,000    Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series B,
                                   5% due 8/01/2030 (g)                                                                     3,112

                            900    Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                   Project 1), Series A, 6.625% due 7/01/2020                                                 892


Portfolio Abbreviations

To simplify the listings of BlackRock MuniYield Arizona Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
GO         General Obligation Bonds
IDA        Industrial Development Authority
PCR        Pollution Control Revenue Bonds
S/F        Single-Family



BlackRock MuniYield Arizona Fund, Inc.

Schedule of Investments as of July 31, 2007 (Unaudited) (concluded)                                                (in Thousands)

                           Face
                        Amount     Municipal Bonds                                                                          Value
Arizona                $  2,000    Maricopa County, Arizona, IDA, Health Facilities Revenue Refunding Bonds
(concluded)                        (Catholic Healthcare West Project), Series A, 5.25% due 7/01/2032                  $     2,042

                          2,400    Maricopa County, Arizona, IDA, Hospital Facility Revenue Refunding Bonds
                                   (Samaritan Health Services), Series A, 7% due 12/01/2016 (b)(g)                          2,862

                          1,999    Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds, AMT, Series 3-B,
                                   5.25% due 8/01/2038 (d)(e)                                                               2,050

                          1,000    Maricopa County, Arizona, Peoria Unified School District Number 11, GO, Second
                                   Series, 5% due 7/01/2025 (c)                                                             1,045

                          1,485    Maricopa County, Arizona, Pollution Control Corporation, PCR, Refunding (Public
                                   Service Company of New Mexico Project), Series A, 6.30% due 12/01/2026                   1,519

                          1,825    Maricopa County, Arizona, Scottsdale Unified School District Number 48, GO, 6.60%
                                   due 7/01/2012                                                                            2,048

                            500    Maricopa County, Arizona, Tempe Elementary Unified School District Number 3, GO,
                                   Refunding, 7.50% due 7/01/2010 (c)                                                         550

                          1,000    Maricopa County, Arizona, Unified School District Number 090, School Improvement,
                                   GO (Saddle Mountain), Series A, 5% due 7/01/2014                                         1,024

                          1,000    Mesa, Arizona, IDA Revenue Bonds (Discovery Health Systems), Series A, 5.625%
                                   due 1/01/2010 (g)(h)                                                                     1,052

                          1,000    Nogales, Arizona, Municipal Development Authority, Inc., Revenue Bonds, 5% due
                                   6/01/2030 (a)                                                                            1,035

                          2,000    Phoenix and Pima County, Arizona, IDA, S/F Mortgage Revenue Refunding Bonds, AMT,
                                   Series 2007-1, 5.25% due 8/01/2038 (d)(e)                                                2,055

                          3,325    Phoenix, Arizona, Civic Improvement Corporation, Excise Tax Revenue Bonds (Civic
                                   Plaza Expansion Project), Sub-Series A, 5% due 7/01/2035 (c)                             3,437

                            600    Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds,
                                   AMT, Series B, 5.25% due 7/01/2032 (c)                                                     617

                          2,500    Phoenix, Arizona, Civic Improvement Corporation, Water System Revenue Refunding
                                   Bonds, Junior Lien, 5.50% due 7/01/2020 (c)                                              2,656

                          2,000    Phoenix, Arizona, Civic Improvement Corporation, Water System Revenue Refunding
                                   Bonds, Junior Lien, 5% due 7/01/2029 (g)                                                 2,075

                          2,000    Phoenix, Arizona, IDA, S/F Mortgage Revenue Bonds, AMT, Series 2007-2, 5.50% due
                                   8/01/2038 (d)(e)                                                                         2,091

                            740    Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project),
                                   Series C, 6.70% due 7/01/2021                                                              780

                            990    Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project),
                                   Series C, 6.75% due 7/01/2031                                                            1,040

                          1,000    Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter
                                   Schools Project), Series O, 5% due 7/01/2026                                               963

                            390    Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter
                                   Schools Project II), Series A, 6.75% due 7/01/2011 (h)                                     429

                            585    Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter
                                   Schools Project II), Series A, 6.75% due 7/01/2021                                         618

                          1,000    Pima County, Arizona, IDA, Revenue Refunding Bonds (Health Partners), Series A,
                                   5.625% due 4/01/2014 (g)                                                                 1,021

                          3,050    Pima County, Arizona, Unified School District Number 1, Tucson, GO, Refunding,
                                   7.50% due 7/01/2009 (c)                                                                  3,257

                          1,250    Pinal County, Arizona, COP, 5% due 12/01/2026                                            1,265

                          1,250    Pinal County, Arizona, COP, 5% due 12/01/2029                                            1,261

                            500    Pinal County, Arizona, IDA, Wastewater Revenue Bonds (San Manuel Facilities
                                   Project), AMT, 6.25% due 6/01/2026                                                         541

                          2,000    Queen Creek Improvement District Number 001, Arizona, Special Assessment Bonds,
                                   5% due 1/01/2032                                                                         1,994

                          1,500    Salt River Project, Arizona, Agriculture Improvement and Power District, Electric
                                   System Revenue Refunding Bonds, Series A, 5% due 1/01/2035                               1,557

                          2,250    Scottsdale, Arizona, IDA, Hospital Revenue Bonds (Scottsdale Healthcare), 5.80%
                                   due 12/01/2011 (h)                                                                       2,437

                          1,195    Show Low, Arizona, IDA, Hospital Revenue Bonds (Navapache Regional Medical Center),
                                   5% due 12/01/2035 (i)                                                                    1,193

                          1,500    South Campus Group LLC, Arizona Student Housing Revenue Bonds (Arizona State
                                   University South Campus Project), Series 2003, 5.625% due 9/01/2035 (g)                  1,614

                          1,500    Surprise Municipal Property Corporation, Arizona, Wastewater Development Impact
                                   Fee Revenue Bonds, 4.90% due 4/01/2032                                                   1,436

                          1,000    Tucson and Pima County, Arizona, IDA, S/F Mortgage Revenue Refunding Bonds, AMT,
                                   Series B, 5.35% due 6/01/2047 (d)(e)                                                     1,041

                          1,000    Tucson, Arizona, IDA, Joint S/F Mortgage Revenue Refunding Bonds, AMT, Series A-1,
                                   5.10% due 7/01/2038 (d)(e)                                                               1,020

                          1,000    Tucson, Arizona, IDA, Senior Living Facilities Revenue Bonds (Christian Care Tucson
                                   Inc. Project), Series A, 6.125% due 7/01/2010 (h)(i)                                     1,072

                          1,105    University of Arizona, COP, Refunding, Series A, 5.125% due 6/01/2029 (a)                1,148

                          2,000    University of Arizona, COP, Series B, 5% due 6/01/2028 (a)                               2,055

                          1,275    Vistancia Community Facilities District, Arizona, GO, 6.75% due 7/15/2022                1,395

                            750    Vistancia Community Facilities District, Arizona, GO, 5.75% due 7/15/2024                  801

                          2,000    Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds (Yavapai Regional
                                   Medical Center), Series A, 6% due 8/01/2033                                              2,116

                          1,000    Yavapai County, Arizona, IDA, Solid Waste Disposal Revenue Bonds (Waste Management
                                   Inc. Project), AMT, Series A-1, 4.90% due 3/01/2028                                        951

                          1,775    Yuma County, Arizona, Library District, GO, 5% due 7/01/2026 (m)                         1,863


Guam - 1.7%               1,000    Guam Government Waterworks Authority, Water and Wastewater System, Revenue
                                   Refunding Bonds, 5.875% due 7/01/2035                                                    1,057


Puerto Rico - 1 8.7%      1,000    Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue
                                   Refunding Bonds, Series CC, 5.50% due 7/01/2031                                          1,113

                          1,000    Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue
                                   Refunding Bonds, Series CC, 5.25% due 7/01/2032 (l)                                      1,117

                          1,000    Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue
                                   Refunding Bonds, Series CC, 5.25% due 7/01/2036 (l)                                      1,115

                            560    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                   Revenue Bonds, Series G, 5% due 7/01/2033                                                  570

                          2,000    Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.125% due 7/01/2031         2,037

                          1,165    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125%
                                   due 7/01/2013 (h)                                                                        1,245

                          1,000    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series TT, 5% due
                                   7/01/2037                                                                                1,026

                          1,500    Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                                   Facilities Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project), AMT,
                                   6.625% due 6/01/2026                                                                     1,604

                          2,000    Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                   Bonds, Series I, 5.25% due 7/01/2033                                                     2,086

                                   Total Municipal Bonds (Cost - $95,442) - 153.4%                                         97,506



                                   Municipal Bonds Held in Trust (j)
Arizona - 14.6%           8,670    Arizona State University Revenue Bonds, 5.50% due 7/01/2012 (c)(h)                       9,309

Puerto Rico - 1.7%        1,000    Puerto Rico Commonwealth, Public Improvement, GO, 5.75% due 7/01/2016 (g)                1,053

                                   Total Municipal Bonds Held in Trust (Cost - $10,099) - 16.3%                            10,362



                         Shares
                          Held     Short-Term Securities
                            245    CMA Arizona Municipal Money Fund, 2.99% (f)(k)                                             245

                                   Total Short-Term Securities (Cost - $245) - 0.4%                                           245

                                   Total Investments (Cost - $105,786*) - 170.1%                                          108,113
                                   Other Assets Less Liabilities - 1.0%                                                       631
                                   Liability for Trust Certificates, Including Interest Expense Payable - (7.6%)          (4,850)
                                   Preferred Stock, at Redemption Value - (63.5%)                                        (40,320)
                                                                                                                      -----------
                                   Net Assets Applicable to Common Stock - 100.0%                                     $    63,574
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                   $      101,080
                                                     ==============
    Gross unrealized appreciation                    $        2,811
    Gross unrealized depreciation                             (613)
                                                     --------------
    Net unrealized appreciation                      $        2,198
                                                     ==============

(a) AMBAC Insured.

(b) Escrowed to maturity.

(c) FGIC Insured.

(d) FHLMC Collateralized.

(e) FNMA/GNMA Collateralized.

(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company
    Act of 1940, were as follows:

                                                  Net              Dividend
    Affiliate                                   Activity            Income

    CMA Arizona Municipal Money Fund            (1,173)            $     29


(g) MBIA Insured.

(h) Prerefunded.

(i) Radian Insured.

(j) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.

(k) Represents the current yield as of July 31, 2007.

(l) FSA Insured.

(m) XL Capital Insured.

(n) Represents a step bond.


Item 2 - Controls and Procedures

2(a) - 	 The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - 	 There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniYield Arizona Fund, Inc.


By:	/s/ Robert C. Doll, Jr.
	------------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock MuniYield Arizona Fund, Inc.


Date: September 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Robert C. Doll, Jr.
	------------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock MuniYield Arizona Fund, Inc.


Date: September 20, 2007


By:	/s/ Donald C. Burke
	--------------------
        Donald C. Burke,
        Chief Financial Officer (principal financial officer) of
        BlackRock MuniYield Arizona Fund, Inc.


Date: September 20, 2007